CAPITAL MANAGEMENT - Distributions (Details) - $ / shares	1 Months Ended																						12 Months Ended
	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2018
CAPITAL MANAGEMENT
Special distribution payable in cash and stapled units per stapled units																							$ 1.20
Distribution (per stapled unit)	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.227	$ 0.233